Note 8 - Convertible Debt (PIK Notes) (Details Textual)			1 Months Ended								3 Months Ended	12 Months Ended			24 Months Ended
	Nov. 03, 2014 USD ($) $ / shares	Aug. 05, 2013 USD ($) $ / shares	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	May. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Nov. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Aug. 31, 2013 USD ($)	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | Result of Anti-Dilution Adjustment [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.36
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | After Series A Notes Issuance [Member]
Debt Instrument, Convertible, Number of Equity Instruments		7,720,588
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | Additional Discount from February and August 2015 Issuance [Member]
Debt Instrument, Unamortized Discount												$ 36,665
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Debt Instrument, Term		10 years
Proceeds from Convertible Debt		$ 10,500,000
Debt Instrument, Face Amount		$ 10,500,000										12,762,816	$ 11,576,250		$ 11,576,250
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.40
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 2,055,000
Debt Instrument, Unamortized Discount												1,854,894	1,949,555		1,949,555
Paid-in-Kind Interest				$ 607,753		$ 578,813		$ 551,250	$ 525,000
Derivative Liability												262,764	478,149		478,149
Amortization of Debt Discount (Premium)												131,326
Convertible Notes Payable												10,907,922	9,626,695		9,626,695
Debt Instrument, Convertible, Number of Equity Instruments		7,500,000
Financial Instruments Subject to Mandatory Conversion Earliest Conversion		1 year
Financial Instrument Subject to Mandatory Conversion Period for Calculation of Conversion Feature		10 days
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Minimum [Member]
Convertible Debt, Number of Written Days Notice	30 days
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Maximum [Member]
Convertible Debt, Number of Written Days Notice	90 days
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Result of Extension Option [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.10
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Mandatory Conversion of Note if Condition 1 Exists [Member]
Debt Instrument, Convertible, Threshold Consecutive Trading Days	10 days
Debt Instrument, Convertible, Stock Price Trigger | $ / shares	$ 1
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Mandatory Conversion of Note if Condition 2 Exists [Member]
Debt Instrument, Convertible, Threshold Consecutive Trading Days	20 days
Debt Instrument, Convertible, Stock Price Trigger | $ / shares	$ 1.40
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Specified Event [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Combined Discount [Member]
Debt Instrument, Unamortized Discount	$ 16,560,771
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Debt Instrument, Term	4 years
Proceeds from Convertible Debt	$ 12,500,000						$ 12,500,000
Debt Instrument, Face Amount	$ 19,848,486											$ 21,882,955	19,848,486		19,848,486
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.92											$ 1.36
Shares Issued For Liquidated Damages, Shares | shares											1,015,086
Shares Issued For Liquidated Damages											$ 741,011
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 9,212,285
Debt Instrument, Unamortized Discount	$ 7,348,486											$ 15,717,991	16,450,742		16,450,742
Derivative Liability												4,876,093	9,557,476		9,557,476
Amortization of Debt Discount (Premium)												732,751
Interest Payable												2,034,469
Convertible Notes Payable												6,164,964	3,397,744		$ 3,397,744
Payment in Kind (PIK) Note [Member] | Minimum [Member]
Debt Instrument, Convertible, Remaining Discount Amortization Period															2 years
Payment in Kind (PIK) Note [Member]
Proceeds from Convertible Debt															$ 23,000,000
Debt Instrument, Face Amount												34,645,771	31,424,736		31,424,736
Debt Instrument, Unamortized Discount												17,572,885	18,400,297		18,400,297
Paid-in-Kind Interest			$ 1,042,045		$ 992,424
Derivative Liability												5,138,857	10,035,625		10,035,625
Convertible Notes Payable												$ 17,072,886	13,024,439		13,024,439
Proceeds from Convertible Debt										$ 10,500,000			12,499,998	$ 10,500,000
Accrued Liquidated Damages												$ 541,011	200,000		200,000
Shares Issued For Liquidated Damages												741,011
Debt Instrument, Unamortized Discount												17,572,885	18,400,297		18,400,297
Paid-in-Kind Interest												3,221,035	1,076,250
Derivative Liability												$ 5,138,857	$ 10,035,625	$ 0	$ 10,035,625